April 29, 2011
VIA EDGAR CORRESPONDENCE
Mr. Dominic Minore
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20547
Dear Mr. Minore:
Thank you for your recent comments on Post-effective Amendment No. 35 to the Registration Statement of Longleaf Partners Funds Trust (“Longleaf”). Before responding to your comments, I hereby acknowledge that Longleaf is responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments or changes to disclosure in response to staff comments do not preclude the Commission from taking any action with respect to the filing. In addition, I understand that Longleaf may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
In the Prospectus, on pages 13 and 15, I added language to be clear where we were discussing principal investment strategies and risks, and in the risk section, I expanded the discussion of principal risks, rather than simply referencing the Prospectus summaries.
In the SAI, I added the language you requested regarding the basis for Trustee qualifications, and also clarified the language you highlighted regarding the risk of personal liability of Massachusetts business trust shareholders.
It was helpful to discuss the filing with you, and I welcome any additional thoughts or recommendations you might have. I also certify that the filing meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.
Sincerely,
/s/ Andrew R. McCarroll
Andrew R. McCarroll
Vice President and General Counsel
Southeastern Asset Management, Inc.
Advisor to Longleaf Partners Funds